UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21855

HealthSharesTM, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY		10170
(Address of principal executive offices)		(Zip code)

William J. Kridel, Jr. HealthSharesTM, Inc. 420 Lexington Avenue Suite 2626 New York, NY 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	September 30, 2008

Date of reporting period:	June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Schedule of Investments.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—97.8%

Biotechnology—45.0%
Actelion Ltd. (Switzerland)*	3,097	$166,313
Cytos Biotechnology AG (Switzerland)*	1,421	75,751
Genmab A/S (Denmark)*	1,775	67,873
Incyte Corp.*	12,445	94,706
Nabi Biopharmaceuticals*	15,745	62,035
PDL BioPharma, Inc.	9,260	98,342
Regeneron Pharmaceuticals, Inc.*	6,167	89,051
Synta Pharmaceuticals Corp.*	11,230	68,503
Vertex Pharmaceuticals, Inc.*	5,811	194,495
XOMA Ltd. (Bermuda)*	34,377	58,097

Total Biotechnology		975,166

Life Sciences Tools & Services—5.7%
Enzo Biochem, Inc.*	11,118	124,744

Pharmaceuticals—47.1%
Alk-Abello A/S (Denmark)	512	61,655
Chugai Pharmaceutical Co. Ltd. (Japan)	7,320	117,321
Dr. Reddy’s Laboratories Ltd. ADR (India)	5,052	78,811
Fornix Biosciences NV (Netherlands)	3,154	57,644
LifeCycle Pharma A/S (Denmark)*	14,612	58,961
Meda AB, Class A (Sweden)	9,840	129,228
Mitsubishi Tanabe Pharma Corp. (Japan)	8,115	106,256
Mylan, Inc.*	7,880	95,112
Stallergenes (France)	1,391	119,463
UCB SA (Belgium)	2,930	108,508
Watson Pharmaceuticals, Inc.*	3,256	88,466

Total Pharmaceuticals		1,021,425

Total Investments—97.8% (Cost $2,250,770) (a)		$2,121,335
Other assets less liabilities—2.2%		47,237

Net Assets—100.0%		$2,168,572

ADR - American Depositary Receipt.

* Non-income producing security.

(a)         The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $129,435 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $117,461 and aggregate gross unrealized depreciation of $246,896.

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$915,454	42.2%
Switzerland	242,064	11.2
Japan	223,577	10.3
Denmark	188,489	8.7
Sweden	129,228	6.0
France	119,463	5.5
Belgium	108,508	5.0
India	78,811	3.6
Bermuda	58,097	2.7
Netherlands	57,644	2.6

Total Investments	2,121,335	97.8
Other assets less liabilities	47,237	2.2

Net Assets	$2,168,572	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.6%

Aerospace & Defense—4.6%
Moog, Inc. Class A*	31,399	$1,169,299

Biotechnology—13.8%
Cepheid, Inc.*	32,571	915,897
Grifols SA (Spain)	36,347	1,161,938
Myriad Genetics, Inc.*	30,866	1,405,019

Total Biotechnology		3,482,854

Health Care Equipment & Supplies—45.9%
Beckman Coulter, Inc.	17,078	1,153,277
bioMerieux (France)	10,848	1,248,539
Gen-Probe, Inc.*	23,755	1,127,887
Haemonetics Corp.*	21,096	1,169,984
Hologic, Inc.*	40,264	877,755
Immucor, Inc.*	50,701	1,312,143
Inverness Medical Innovations, Inc.*	37,529	1,244,837
NuVasive, Inc.*	27,334	1,220,736
ResMed, Inc.*	26,313	940,427
Varian Medical Systems, Inc.*	24,209	1,255,237

Total Health Care Equipment & Supplies		11,550,822

Health Care Providers & Services—4.1%
Laboratory Corp. of America Holdings*	14,687	1,022,656

Life Sciences Tools & Services—18.5%
Bruker Corp.*	78,619	1,010,254
MDS, Inc. (Canada)*	83,290	1,349,297
Techne Corp.*	16,463	1,274,072
Varian, Inc.*	19,959	1,019,107

Total Life Sciences Tools & Services		4,652,730

Pharmaceuticals—13.7%
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	149,397	1,210,622
Kyowa Hakko Kogyo Co. Ltd. (Japan)	111,611	1,145,538
Shionogi & Co. Ltd. (Japan)	54,832	1,083,657

Total Pharmaceuticals		3,439,817

Total Investments—100.6% (Cost $26,705,032) (a)		$25,318,178
Liabilities in excess of other assets—(0.6%)		(151,915)

Net Assets—100.0%		$25,166,263

 * Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $1,386,854 based on cost for Federal income Tax purposes. This consisted of aggregate gross unrealized appreciation of $674,382 and aggregate gross unrealized depreciation of $2,061,236.

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$18,118,587	72.0%
Japan	3,439,817	13.7
Canada	1,349,297	5.3
France	1,248,539	5.0
Spain	1,161,938	4.6

Total Investments	25,318,178	100.6
Liabilities in excess of other assets	(151,915)	(0.6)

Net Assets	$25,116,263	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.0%

Biotechnology—30.6%
Basilea Pharmaceutica AG (Switzerland)*	412	$67,305
Bavarian Nordic A/S (Denmark)*	1,422	56,628
Crucell NV ADR (Netherlands)*	5,590	89,328
Cubist Pharmaceuticals, Inc.*	4,142	73,976
Myriad Genetics, Inc.*	1,584	72,104
Pharmasset, Inc.*	4,672	88,207
Vertex Pharmaceuticals, Inc.*	5,014	167,819

Total Biotechnology		615,367

Chemicals—5.9%
Kureha Corp. (Japan)	19,683	119,021

Food Products—5.4%
Meiji Seika Kaisha Ltd. (Japan)	25,249	107,899

Health Care Equipment & Supplies—3.7%
Hospira, Inc.*	1,843	73,923

Life Sciences Tools & Services—2.0%
Nektar Therapeutics*	12,021	40,270

Pharmaceuticals—51.4%
APP Pharmaceuticals, Inc.*	7,044	117,776
Barr Pharmaceuticals, Inc.*	1,676	75,554
Dr. Reddy’s Laboratories Ltd. ADR (India)	5,025	78,390
Hikma Pharmaceuticals PLC (United Kingdom)	10,057	100,875
Mylan, Inc.*	6,987	84,333
Par Pharmaceutical Cos., Inc.*	7,589	123,169
Shionogi & Co. Ltd. (Japan)	4,677	92,433
Toyama Chemical Co. Ltd. (Japan)*	10,410	85,731
Valeant Pharmaceuticals International*	6,011	102,848
ViroPharma, Inc.*	8,848	97,859
Watson Pharmaceuticals, Inc.*	2,809	76,321

Total Pharmaceuticals		1,035,289

Total Investments—99.0% (Cost $2,181,585) (a)		$1,991,769
Other assets less liabilities—1.0%		20,558

Net Assets—100.0%		$2,012,327

ADR - American Depositary Receipt.

* Non-income producing security.

(a)         The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $189,816 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $100,876 and aggregate gross unrealized depreciation of $290,692.

HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,194,159	59.4%
Japan	405,084	20.1
United Kingdom	100,875	5.0
Netherlands	89,328	4.4
India	78,390	3.9
Switzerland	67,305	3.4
Denmark	56,628	2.8

Total Investments	1,991,769	99.0
Other assets less liabilities	20,558	1.0

Net Assets	$2,012,327	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—96.8%

Biotechnology—75.5%
Antisoma PLC (United Kingdom)*	343,765	$157,353
ARIAD Pharmaceuticals, Inc.*	42,246	101,390
Bavarian Nordic A/S (Denmark)*	2,023	80,562
Cougar Biotechnology, Inc.*	4,316	102,850
Cytokinetics, Inc.*	36,587	135,738
Enzon Pharmaceuticals, Inc.*	13,823	98,420
Geron Corp.*	27,587	95,175
GTx, Inc.*	8,019	115,073
Ligand Pharmaceuticals, Inc., Class B*	51,307	133,398
Marshall Edwards, Inc. (Australia)*	56,901	146,236
Maxygen, Inc.*	22,259	75,458
Molecular Insight Pharmaceuticals, Inc.*	13,684	75,399
Protherics PLC (United Kingdom)*	173,857	108,125
QLT, Inc. (Canada)*	45,398	155,715
Synta Pharmaceuticals Corp.*	15,033	91,701
TopoTarget A/S (Denmark)*	37,384	88,456
Transgene SA (France)*	16,194	314,083

Total Biotechnology		2,075,132

Life Sciences Tools & Services—18.3%
BTG PLC (United Kingdom)*	35,822	132,601
Exelixis, Inc.*	24,996	124,980
MorphoSys AG (Germany)*	2,263	149,679
Nektar Therapeutics*	28,594	95,790

Total Life Sciences Tools & Services		503,050

Pharmaceuticals—3.0%
Ardea Biosciences, Inc.*	6,517	83,548

Total Investments—96.8% (Cost $3,239,833) (a)		$2,661,730
Other assets less liabilities—3.2%		87,607

Net Assets—100.0%		$2,749,337

* Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized appreciation was $578,103 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $19,336 and aggregate gross unrealized depreciation of $597,439.

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,328,920	48.3%
United Kingdom	398,079	14.5
France	314,083	11.4
Denmark	169,018	6.1
Canada	155,715	5.7
Germany	149,679	5.5
Australia	146,236	5.3

Total Investments	2,661,730	96.8
Other assets less liabilities	87,607	3.2

Net Assets	$2,749,337	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.2%

Biotechnology—54.6%
Abraxis BioScience, Inc.*	4,944	$313,746
Cephalon, Inc.*	6,075	405,142
Genmab A/S (Denmark)*	5,323	203,544
ImClone Systems, Inc.*	8,522	344,800
Isis Pharmaceuticals, Inc.*	26,231	357,529
Myriad Genetics, Inc.*	10,144	461,755
Onyx Pharmaceuticals, Inc.*	13,372	476,043
OSI Pharmaceuticals, Inc.*	9,658	399,069
PDL BioPharma, Inc.	37,384	397,018
Regeneron Pharmaceuticals, Inc.*	21,576	311,557
United Therapeutics Corp.*	4,597	449,357
Vertex Pharmaceuticals, Inc.*	23,462	785,273

Total Biotechnology		4,904,833

Food Products—4.0%
Yakult Honsha Co. Ltd. (Japan)	12,609	355,652

Health Care Equipment & Supplies—10.8%
Fresenius SE (Germany)	7,158	620,052
Hospira, Inc.*	8,625	345,949

Total Health Care Equipment & Supplies		966,001

Pharmaceuticals—30.8%
APP Pharmaceuticals Co., Inc.*	32,962	551,125
Chugai Pharmaceutical Co. Ltd. (Japan)	25,636	410,882
Dr. Reddy’s Laboratories Ltd. ADR (India)	20,881	325,744
Eisai Co. Ltd. (Japan)	10,808	382,340
Ipsen SA (France)	6,043	309,434
Kyowa Hakko Kogyo Co. Ltd. (Japan)	41,974	430,807
Merck KGaA (Germany)	2,512	357,348

Total Pharmaceuticals		2,767,680

Total Investments—100.2% (Cost $8,951,993) (a)		$8,994,166
Liabilities in excess of other assets—(0.2%)		(21,829)

Net Assets—100.0%		$8,972,337

ADR - American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized appreciation was $42,173 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $666,014 and aggregate gross unrealized depreciation of $623,841.

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$5,598,363	62.4%
Japan	1,579,681	17.6
Germany	977,400	10.9
India	325,744	3.6
France	309,434	3.4
Denmark	203,544	2.3

Total Investments	8,994,166	100.2
Liabilities in excess of other assets	(21,829)	(0.2)

Net Assets	$8,972,337	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.7%

Biotechnology—47.8%
Alkermes, Inc.*	6,645	$82,132
Altus Pharmaceuticals, Inc.*	14,898	66,296
Amylin Pharmaceuticals, Inc.*	2,879	73,098
Arena Pharmaceuticals, Inc.*	11,711	60,780
Biovitrum AB (Sweden)*	8,657	88,508
ChemGenex Pharmaceuticals Ltd. ADR (Australia)*	2,232	53,077
Diamyd Medical AB, Class B (Sweden)*	3,320	35,461
Isis Pharmaceuticals, Inc.*	5,755	78,441
Ligand Pharmaceuticals, Inc., Class B*	18,755	48,763
Mannkind Corp.*	14,575	43,725
NeuroSearch A/S (Denmark)*	3,016	153,238

Total Biotechnology		783,519

Pharmaceuticals—50.9%
Biodel Inc.*	7,397	96,161
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	6,953	56,343
Dr. Reddy’s Laboratories Ltd. ADR (India)	5,445	84,942
Ipsen SA (France)	959	49,106
Kissei Pharmaceutical Co. Ltd. (Japan)	3,826	85,720
MAP Pharmaceuticals, Inc.*	4,688	48,427
Merck KGaA (Germany)	505	71,839
Mitsubishi Tanabe Pharma Corp. (Japan)	9,692	126,905
Mylan, Inc.*	6,413	77,405
SuperGen, Inc.*	31,444	64,460
Watson Pharmaceuticals, Inc.*	2,681	72,843

Total Pharmaceuticals		834,151

Total Investments—98.7% (Cost $1,933,360) (a)		$1,617,670
Other assets less liabilities—1.3%		20,584

Net Assets—100.0%		$1,638,254

ADR - American Depositary Receipt.

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $315,690 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $47,102 and aggregate gross unrealized depreciation of $362,792.

HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$812,531	49.6%
Japan	268,968	16.4
Denmark	153,238	9.3
Sweden	123,969	7.6
India	84,942	5.2
Germany	71,839	4.4
Australia	53,077	3.2
France	49,106	3.0

Total Investments	1,617,670	98.7
Other assets less liabilities	20,584	1.3

Net Assets	$1,638,254	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.6%

Biotechnology—9.0%
Abraxis BioScience, Inc.*	1,683	$106,804
Cephalon, Inc.*	1,576	105,103

Total Biotechnology		211,907

Chemicals—4.2%
Solvay SA (Belgium)	756	98,970

Health Care Equipment & Supplies—4.1%
Hospira, Inc.*	2,437	97,748

Pharmaceuticals—81.3%
Barr Pharmaceuticals, Inc.*	2,034	91,693
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	12,240	99,186
Dr. Reddy’s Laboratories Ltd. ADR (India)	6,924	108,014
Eisai Co. Ltd. (Japan)	2,183	77,225
Elan Corp. PLC ADR (Ireland)*	4,726	168,008
Endo Pharmaceuticals Holdings, Inc.*	4,096	99,082
Forest Laboratories, Inc.*	2,464	85,599
H. Lundbeck A/S (Denmark)	4,216	96,194
Hisamitsu Pharmaceutical Co., Inc. (Japan)	3,082	134,322
Kyowa Hakko Kogyo Co. Ltd. (Japan)	11,230	115,261
Laboratorios Almirall SA (Spain)	3,809	82,758
Meda AB, Class A (Sweden)	6,857	90,053
Mitsubishi Tanabe Pharma Corp. (Japan)	7,232	94,694
Mylan, Inc.*	8,480	102,354
Richter Gedeon Nyrt. (Hungary)	388	83,991
Taisho Pharmaceutical Co. Ltd. (Japan)	7,026	130,505
UCB SA (Belgium)	4,401	162,984
Watson Pharmaceuticals, Inc.*	3,409	92,623

Total Pharmaceuticals		1,914,546

Total Investments—98.6% (Cost $2,245,398) (a)		$2,323,171
Other assets less liabilities—1.4%		33,104

Net Assets—100.0%		$2,356,275

ADR - American Depositary Receipt.

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized appreciation was $77,773 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $159,101 and aggregate gross unrealized depreciation of $81,328.

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$781,006	33.2%
Japan	651,193	27.6
Belgium	261,954	11.1
Ireland	168,008	7.1
India	108,014	4.6
Denmark	96,194	4.1
Sweden	90.053	3.8
Hungary	83,991	3.6
Spain	82,758	3.5

Total Investments	2,323,171	98.6
Other assets less liabilities	33,104	1.4

Net Assets	$2,356,275	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—101.1%

Biotechnology—22.4%
Actelion Ltd. (Switzerland)*	3,249	$174,475
BioMarin Pharmaceuticals, Inc.*	5,448	157,883
Cytos Biotechnology AG (Switzerland)*	3,238	172,613
NicOx SA (France)*	8,768	125,297
Vertex Pharmaceuticals, Inc.*	6,153	205,941

Total Biotechnology		836,209

Electronic Equipment & Instruments—4.0%
OSI Systems, Inc.*	6,987	149,662

Health Care Equipment & Supplies—24.6%
C.R. Bard, Inc.	2,023	177,923
CONMED Corp.*	7,703	204,515
Edwards Lifesciences Corp.*	2,798	173,588
Invacare Corp.	10,251	209,530
ResMed, Inc.*	4,306	153,896

Total Health Care Equipment & Supplies		919,452

Industrial Conglomerates—5.6%
Teleflex, Inc.	3,746	208,240

Life Sciences Tools & Services—2.5%
Nektar Therapeutics*	28,008	93,827

Pharmaceuticals—42.0%
Dr. Reddy’s Laboratories Ltd. ADR (India)	13,292	207,355
Forest Laboratories, Inc.*	4,797	166,648
King Pharmaceuticals, Inc.*	20,638	216,080
K-V Pharmaceutical Co., Class B*	7,146	138,632
MAP Pharmaceuticals, Inc.*	16,446	169,887
Mitsubishi Tanabe Pharma Corp. (Japan)	17,494	229,061
Orexo AB (Sweden)*	8,437	82,752
UCB SA (Belgium)	4,376	162,058
Vectura Group PLC (United Kingdom)*	215,166	192,696

Total Pharmaceuticals		1,565,169

Total Investments—101.1% (Cost $4,134,612) (a)		$3,772,559
Liabilities in excess of other assets—(1.1%)		(40,916)

Net Assets—100.0%		$3,731,643

ADR - American Depositary Receipt.

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $362,053 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $93,283 and aggregate gross unrealized depreciation of $455,336.

HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,426,252	65.0%
Switzerland	347,088	9.3
Japan	229,061	6.1
India	207,355	5.6
United Kingdom	192,696	5.2
Belgium	162,058	4.3
France	125,297	3.4
Sweden	82,752	2.2

Total Investments	3,772,559	101.1
Liabilities in excess of other assets	(40,916)	(1.1)

Net Assets	$3,731,643	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.4%

Biotechnology—24.5%
Abraxis BioScience, Inc.*	1,233	$78,246
Altus Pharmaceuticals, Inc.*	13,747	61,174
GTx, Inc.*	6,109	87,664
Ligand Pharmaceuticals, Inc., Class B*	20,274	52,712
Medarex, Inc.*	9,765	64,547
Theravance, Inc.*	7,688	91,257

Total Biotechnology		435,600

Health Care Equipment & Supplies—5.0%
Hologic, Inc.*	4,075	88,835

Pharmaceuticals—69.9%
Adolor Corp.*	18,795	102,997
Auxilium Pharmaceuticals, Inc.*	2,991	100,557
Barr Pharmaceuticals, Inc.*	1,729	77,943
Columbia Laboratories, Inc.*	28,040	92,532
Mylan, Inc.*	7,216	87,097
Noven Pharmaceuticals, Inc.*	8,444	90,266
Par Pharmaceutical Cos., Inc.*	5,984	97,120
Perrigo Co.	2,293	72,849
Salix Pharmaceuticals Ltd.*	13,095	92,058
Santarus, Inc.*	33,705	67,747
Sucampo Pharmaceuticals, Inc.*	4,314	46,289
Valeant Pharmaceuticals International*	4,434	75,866
Warner Chilcott Ltd., Class A (Bermuda)*	4,859	82,360
Watson Pharmaceuticals, Inc.*	2,898	78,739
XenoPort, Inc.*	1,957	76,382

Total Pharmaceuticals		1,240,802

Total Investments—99.4% (Cost $1,977,457) (a)		$1,765,237
Other assets less liabilities—0.6%		10,167

Net Assets—100.0%		$1,775,404

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $212,220 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $135,727 and aggregate gross unrealized depreciation of $347,947.

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,682,877	94.8%
Bermuda	82,360	4.6

Total Investments	1,765,237	99.4
Other assets less liabilities	10,167	0.6

Net Assets	$1,775,404	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.8%

Biotechnology—38.1%
Cell Genesys, Inc.*	18,870	$49,062
Combinatorx, Inc.*	23,174	82,268
ExonHit Therapeutics SA (France)*	15,688	92,937
Isis Pharmaceuticals, Inc.*	5,078	69,213
Opko Health, Inc.*	29,222	44,417
Oxford BioMedica PLC (United Kingdom)*	231,792	106,098
Regeneron Pharmaceuticals, Inc.*	4,177	60,316
ThromboGenics NV (Belgium)*	5,775	78,978

Total Biotechnology		583,289

Chemicals—4.5%
PPG Industries, Inc.	1,191	68,328

Electronic Equipment & Instruments—4.5%
Gerber Scientific, Inc.*	6,108	69,509

Health Care Equipment & Supplies—17.0%
Advanced Medical Optics, Inc.*	3,556	66,639
biolitec AG (Germany)*	3,359	32,759
Carl Zeiss Meditec AG (Germany)	4,843	75,693
Cooper (The) Cos., Inc.	2,271	84,369

Total Health Care Equipment & Supplies		259,460

Health Care Providers & Services—10.8%
AmSurg Corp.*	2,980	72,563
LCA-Vision, Inc.	5,374	25,634
NovaMed, Inc.*	18,029	67,969

Total Health Care Providers & Services		166,166

Personal Products—4.6%
Prestige Brands Holdings, Inc.*	6,553	69,855

Pharmaceuticals—15.7%
Hi-Tech Pharmacal Co., Inc.*	7,673	76,730
Inspire Pharmaceuticals, Inc.*	15,585	66,704
Jerini AG (Germany)*	17,469	96,331

Total Pharmaceuticals		239,765

Specialty Retail—5.6%
Fielmann AG (Germany)	1,166	85,278

Total Investments—100.8% (Cost $1,927,071) (a)		$1,541,650
Liabilities in excess of other assets—(0.8%)		(12,203)

Net Assets—100.0%		$1,529,447

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $385,421 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $28,543 and aggregate gross unrealized depreciation of $413,964.

HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$973,576	63.6%
Germany	290,061	19.0
United Kingdom	106,098	6.9
France	92,937	6.1
Belgium	78,978	5.2

Total Investments	1,541,650	100.8
Liabilities in excess of other assets	(12,203)	(0.8)

Net Assets	$1,529,447	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.4%

Biotechnology—32.0%
Abraxis BioScience, Inc.*	2,033	$129,014
Actelion Ltd. (Switzerland)*	3,136	168,407
BioMarin Pharmaceuticals, Inc.*	3,288	95,286
Isis Pharmaceuticals, Inc.*	5,952	81,126
Regeneron Pharmaceuticals, Inc.*	10,023	144,732
United Therapeutics Corp.*	1,083	105,863

Total Biotechnology		724,428

Chemicals—13.2%
Nissan Chemical Industries Ltd. (Japan)	7,218	88,927
Solvay SA (Belgium)	731	95,697
Toray Industries, Inc. (Japan)	21,160	113,580

Total Chemicals		298,204

Health Care Equipment & Supplies—3.8%
Hospira, Inc.*	2,162	86,718

Pharmaceuticals—44.5%
Barr Pharmaceuticals, Inc.*	1,966	88,627
Biovail Corp. (Canada)	7,330	70,735
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	12,269	99,421
Dr. Reddy’s Laboratories Ltd. ADR (India)	5,728	89,357
Eisai Co. Ltd. (Japan)	2,681	94,842
Mitsubishi Tanabe Pharma, Corp. (Japan)	8,213	107,539
Mylan, Inc.*	8,197	98,938
Pronova BioPharma AS (Norway)*	23,586	80,573
Recordati S.p.A. (Italy)	9,843	76,843
Valeant Pharmaceuticals International*	6,500	111,214
Watson Pharmaceuticals, Inc.*	3,295	89,525

Total Pharmaceuticals		1,007,614

Textiles, Apparel & Luxury Goods—4.9%
Toyobo Co. Ltd. (Japan)	56,924	112,232

Total Investments—98.4% (Cost $2,298,728) (a)		$2,229,196
Other assets less liabilities—1.6%		36,658

Net Assets—100.0%		$2,265,854

ADR - American Depositary Receipt.

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $69,532 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $81,064 and aggregate gross unrealized depreciation of $150,596.

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,031,043	45.5%
Japan	616,541	27.2
Switzerland	168,407	7.4
Belgium	95,697	4.2
India	89,357	4.0
Norway	80,573	3.6
Italy	76,843	3.4
Canada	70,735	3.1

Total Investments	2,229,196	98.4
Other assets less liabilities	36,658	1.6

Net Assets	$2,265,854	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—101.8%

Biotechnology—38.2%
AnGes MG Inc. (Japan)*	40	$125,278
Basilea Pharmaceutica AG (Switzerland)*	486	79,394
Cytos Biotechnology AG (Switzerland)*	2,326	123,995
Genmab A/S (Denmark)*	1,773	67,797
Ligand Pharmaceuticals, Inc., Class B*	23,154	60,200
NicOx SA (France)*	5,334	76,224
Q-Med AB (Sweden)	17,773	94,547
TopoTarget A/S (Denmark)*	35,506	84,012
XOMA Ltd. (Bermuda)*	48,620	82,168

Total Biotechnology		793,615

Chemicals—4.7%
Toray Industries, Inc. (Japan)	18,000	96,618

Health Care Equipment & Supplies—15.8%
Coloplast A/S, Class B (Denmark)	1,212	105,749
Smith & Nephew PLC ADR (United Kingdom)	1,465	80,209
Syneron Medical Ltd. (Israel)*	8,603	141,433

Total Health Care Equipment & Supplies		327,391

Life Sciences Tools & Services—4.4%
BTG PLC (United Kingdom)*	24,954	92,372

Personal Products—5.7%
Prestige Brands Holdings, Inc.*	11,034	117,622

Pharmaceuticals—33.0%
APP Pharmaceuticals, Inc.*	6,737	112,643
Arpida Ltd. (Switzerland)*	6,813	58,191
Medicis Pharmaceutical Corp., Class A	4,751	98,726
Obagi Medical Products, Inc.*	9,187	78,549
PCI Biotech AS (Norway)*	1,940	3,846
Perrigo Co.	2,618	83,174
Sinclair Pharma PLC (United Kingdom)*	72,372	52,211
Taisho Pharmaceutical Co. Ltd. (Japan)	4,118	76,490
Valeant Pharmaceuticals International*	7,083	121,190

Total Pharmaceuticals		685,020

Total Investments—101.8% (Cost $2,405,032) (a)		$2,112,638
Liabilities in excess of other assets—(1.8%)		(37,861)

Net Assets—100.0%		$2,074,777

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2008, net unrealized depreciation was $292,394 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $23,974 and aggregate gross unrealized depreciation of $316,368.

HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$672,104	32.4%
Japan	298,386	14.4
Switzerland	261,580	12.6
Denmark	257.558	12.4
United Kingdom	224,792	10.8
Israel	141,433	6.8
Sweden	94,547	4.5
Bermuda	82,168	4.0
France	76,224	3.7
Norway	3,846	0.2

Total Investments	2,112,638	101.8
Liabilities in excess of other assets	(37,861)	(1.8)

Net Assets	$2,074,777	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—96.4%

Biotechnology—5.9%
Grifols SA (Spain)	7,942	$253,889

Chemicals—2.9%
Croda International PLC (United Kingdom)	9,721	123,816

Food Products—2.7%
Meiji Seika Kaisha Ltd. (Japan)	26,594	113,646

Health Care Equipment & Supplies—20.2%
Elekta AB, Class B (Sweden)	7,633	147,195
Fresenius SE (Germany)	2,972	257,446
Getinge AB, Class B (Sweden)	8,065	197,759
Kinetic Concepts, Inc.*	3,428	136,811
SSL International PLC (United Kingdom)	14,009	124,414

Total Health Care Equipment & Supplies		863,625

Health Care Providers & Services—61.7%
CIGNA Corp.	6,391	226,177
Community Health Systems, Inc.*	3,817	125,885
Coventry Health Care, Inc.*	4,845	147,385
DaVita, Inc.*	5,930	315,061
Health Management Associates, Inc., Class A	38,562	251,039
Henry Schein, Inc.*	3,607	186,013
Humana, Inc.*	3,820	151,921
LifePoint Hospitals, Inc.*	6,749	190,997
Lincare Holdings, Inc.*	4,430	125,812
Pediatrix Medical Group, Inc.*	4,412	217,203
Psychiatric Solutions, Inc.*	5,527	209,142
Tenet Healthcare Corp.*	59,630	331,542
Universal Health Services, Inc., Class B	2,486	157,165

Total Health Care Providers & Services		2,635,342

Health Care Technology—3.0%
HLTH Corp.*	11,191	126,682

Total Investments—96.4% (Cost $4,427,079) (a)		$4,117,000
Other assets less liabilities—3.6%		154,894

Net Assets—100.0%		$4,271,894

* Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $310,079 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $61,110 and aggregate gross unrealized depreciation of $371,189.

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,898,835	67.9%
Sweden	344,954	8.1
Germany	257,446	6.0
Spain	253,889	5.9
United Kingdom	248,230	5.8
Japan	113,646	2.7

Total Investments	4,117,000	96.4
Other assets less liabilities	154,894	3.6

Net Assets	$4,271,894	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.3%

Biotechnology—4.9%
United Therapeutics Corp.*	2,460	$240,465

Electronic Equipment & Instruments—3.0%
OSI Systems, Inc.*	6,854	146,813

Health Care Equipment & Supplies—80.3%
ABIOMED, Inc.*	13,271	235,560
C.R. Bard, Inc.	2,377	209,057
CONMED Corp.*	8,544	226,843
Datascope Corp.	3,731	175,357
Edwards Lifesciences Corp.*	4,607	285,818
ev3, Inc.*	24,300	230,364
Greatbatch, Inc.*	12,969	224,364
Hospira, Inc.*	6,612	265,207
Kinetic Concepts, Inc.*	6,187	246,923
Masimo Corp.*	7,775	267,071
Merit Medical Systems, Inc.*	14,015	206,021
RTI Biologics, Inc.*	20,260	177,275
SonoSite, Inc.*	6,985	195,650
St. Jude Medical, Inc.*	4,973	203,296
Thoratec Corp.*	9,017	156,806
Vital Signs, Inc.	3,809	216,275
Volcano Corp.*	14,683	179,133
Zoll Medical Corp.*	7,548	254,141

Total Health Care Equipment & Supplies		3,955,161

Industrial Conglomerates—5.0%
Teleflex, Inc.	4,423	245,875

Machinery—5.1%
Pall Corp.	6,396	253,793

Total Investments—98.3% (Cost $4,743,626) (a)		$4,842,107
Other assets less liabilities—1.7%		82,831

Net Assets—100.0%		$4,924,938

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized appreciation was $98,481 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $264,867 and aggregate gross unrealized depreciation of $166,386.

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$4,842,107	98.3%

Total Investments	4,842,107	98.3
Other assets less liabilities	82,831	1.7

Net Assets	$4,924,938	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.4%

Biotechnology—28.0%
Genzyme Corp.*	3,631	$261,505
Geron Corp.*	19,940	68,793
GTx Inc.*	5,492	78,810
Ligand Pharmaceuticals, Inc., Class B*	35,397	92,032
Santhera Pharmaceuticals Holding AG (Switzerland)*	1,294	100,995

Total Biotechnology		602,135

Health Care Equipment & Supplies—55.6%
Align Technology, Inc.*	5,240	54,968
Alphatec Holdings, Inc.*	20,030	81,722
ArthroCare Corp.*	2,131	86,966
CryoLife, Inc.*	6,198	70,905
Exactech, Inc.*	5,430	139,604
Greatbatch, Inc.*	4,719	81,639
Orthofix International NV (Netherlands Antilles)*	2,121	61,403
RTI Biologics, Inc.*	13,078	114,433
Sirona Dental Systems, Inc.*	3,220	83,462
Smith & Nephew PLC ADR (United Kingdom)	1,578	86,396
Straumann Holding AG (Switzerland)	443	106,466
TranS1, Inc.*	5,235	78,891
Wright Medical Group, Inc.*	3,109	88,327
Zimmer Holdings, Inc.*	919	62,538

Total Health Care Equipment & Supplies		1,197,720

Health Care Providers & Services—11.5%
Henry Schein, Inc.*	2,559	131,968
Patterson Cos., Inc.*	3,896	114,503

Total Health Care Providers & Services		246,471

Pharmaceuticals—3.3%
Biodel, Inc.*	5,450	70,850

Total Investments—98.4% (Cost $2,287,265) (a)		$2,117,176
Other assets less liabilities—1.6%		34,701

Net Assets—100.0%		$2,151,877

ADR - American Depositary Receipt.

* Non-income producing security.

(a)    The cost stated also approximates the aggregate cost for Federal income tax purposes.  At June 30, 2008, net unrealized depreciation was $170,089 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $81,326 and aggregate gross unrealized depreciation of $251,415.

HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,761,916	81.9%
Switzerland	207,461	9.6
United Kingdom	86,396	4.0
Netherlands Antilles	61,403	2.9

Total Investments	2,117,176	98.4
Other assets less liabilities	34,701	1.6

Net Assets	$2,151,877	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.7%

Biotechnology—21.4%
Genmab A/S (Denmark)*	3,328	$127,258
NeuroSearch A/S (Denmark)*	1,560	79,261
NicOx SA (France)*	6,509	93,015
Q-Med AB (Sweden)	12,324	65,560
Speedel Holding AG (Switzerland)*	890	57,231
Transgene SA (France)*	2,442	47,363

Total Biotechnology		469,688

Health Care Equipment & Supplies—15.8%
Coloplast A/S, Class B (Denmark)	1,515	132,186
Fresenius SE (Germany)	1,686	146,048
Omega Pharma SA (Belgium)	1,644	69,521

Total Health Care Equipment & Supplies		347,755

HEALTH CARE PROVIDER & SERVICES—4.9%
Galenica AG (Switzerland)	302	106,883

Life Sciences Tools & Services—4.4%
MorphoSys AG (Germany)*	1,459	96,501

Pharmaceuticals—52.2%
Alk-Abello A/S (Denmark)	848	102,116
Egis Gyogyszergyar Nyrt. (Hungary)	735	74,395
Hikma Pharmaceuticals PLC (United Kingdom)	7,385	74,074
Ipsen SA (France)	1,156	59,193
Meda AB, Class A (Sweden)	10,184	133,747
Merck KGaA (Germany)	1,150	163,595
Orion Oyj, Class A (Finland)	5,401	112,326
Pronova BioPharma AS (Norway)*	26,842	91,696
Recordati S.p.A. (Italy)	12,843	100,263
Stallergenes (France)	1,212	104,090
UCB SA (Belgium)	3,530	130,728

Total Pharmaceuticals		1,146,223

Total Investments—98.7% (Cost $2,363,149) (a)		$2,167,050
Other assets less liabilities—1.3%		28,030

Net Assets—100.0%		$2,195,080

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2008, net unrealized depreciation was $196,099 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $28,451 and aggregate gross unrealized depreciation of $224,550.

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
Denmark	$440,821	20.1%
Germany	406,144	18.5
France	303,661	13.8
Belgium	200,249	9.1
Sweden	199,307	9.1
Switzerland	164,114	7.5
Finland	112,326	5.1
Italy	100,263	4.5
Norway	91,696	4.2
Hungary	74,395	3.4
United Kingdom	74,074	3.4

Total Investments	2,167,050	98.7
Other assets less liabilities	28,030	1.3

Net Assets	$2,195,080	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.1%

Biotechnology—4.4%
Q-Med AB (Sweden)	16,622	$88,424

Health Care Equipment & Supplies—79.3%
bioMerieux (France)	724	83,328
Carl Zeiss Meditec AG (Germany)	3,888	60,767
Coloplast A/S, Class B (Denmark)	1,094	95,453
Corin Group PLC (United Kingdom)	14,477	44,442
Elekta AB, Class B (Sweden)	7,997	154,215
Fresenius SE (Germany)	1,024	88,703
Getinge AB, Class B (Sweden)	4,522	110,882
Ion Beam Applications (Belgium)	2,475	61,261
Nobel Biocare Holding AG (Switzerland)	2,612	85,545
Optos PLC (United Kingdom)*	34,685	119,420
Prim SA (Spain)	4,101	71,139
Sartorius Stedim Biotech (France)	2,074	89,535
Sonova Holding AG (Switzerland)	1,397	116,165
Sorin S.p.A. (Italy)*	58,187	73,341
SSL International PLC (United Kingdom)	10,763	95,587
Straumann Holding AG (Switzerland)	341	81,952
William Demant Holding A/S (Denmark)*	1,411	93,004
Ypsomed Holding AG (Switzerland)*	835	77,467

Total Health Care Equipment & Supplies		1,602,206

Health Care Providers & Services—4.8%
Synergy Healthcare PLC (United Kingdom)	6,685	98,251

Life Sciences Tools & Services—5.1%
Tecan Group AG (Switzerland)	1,531	102,808

Pharmaceuticals—4.5%
PhotoCure ASA (Norway)*	14,537	91,330

Total Common Stocks
(Cost $2,360,380)		1,983,019

	Number
	of Rights

RIGHTS—0.4%
Health Care Equipment & Supplies—0.4%
Prim SA Rights, expired 05/08/08 (Spain)	4,220	7,320
Sartorius Stedim Biotech Rights, expiring 07/27/09 (France)	2,721	0

Total Rights
(Cost $0)		7,320

Total Investments—98.5%
(Cost $2,360,380) (a)		$1,990,339
Other assets less liabilities—1.5%		30,730

Net Assets—100.0%		$2,021,069

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2008, net unrealized depreciation was $370,041 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $53,763 and aggregate gross unrealized depreciation of $423,804.

HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
Switzerland	$463,937	23.0%
United Kingdom	357,700	17.7
Sweden	353,521	17.5
Denmark	188,457	9.3
France	172,863	8.6
Germany	149,470	7.4
Norway	91,330	4.5
Spain	78,459	3.9
Italy	73,341	3.6
Belgium	61,261	3.0

Total Investments	1,990,339	98.5
Other assets less liabilities	30,730	1.5

Net Assets	$2,021,069	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.2%

Biotechnology—9.3%
Abraxis BioScience, Inc.*	2,644	$167,788
Alkermes, Inc.*	13,588	167,948
Cephalon, Inc.*	3,634	242,351

Total Biotechnology		578,087

Health Care Equipment & Supplies—13.7%
Hospira, Inc.*	7,618	305,558
Varian Medical Systems, Inc.*	7,477	387,683
West Pharmaceutical Services, Inc.	3,523	152,475

Total Health Care Equipment & Supplies		845,716

Health Care Providers & Services—26.3%
AmerisourceBergen Corp.	9,638	385,424
inVentiv Health, Inc.*	9,583	266,312
Omnicare, Inc.	7,674	201,212
PSS World Medical, Inc.*	15,807	257,654
Quest Diagnostics, Inc.	10,600	513,782

Total Health Care Providers & Services		1,624,384

Life Sciences Tools & Services—32.4%
Charles River Laboratories International, Inc.*	3,777	241,426
Covance, Inc.*	3,157	271,565
Illumina, Inc.*	9,083	791,220
Invitrogen Corp.*	6,444	252,991
PAREXEL International Corp.*	6,980	183,644
Pharmaceutical Product Development, Inc.	6,117	262,419

Total Life Sciences Tools & Services		2,003,265

Machinery—3.1%
Pall Corp.	4,885	193,837

Pharmaceuticals—13.4%
APP Pharmaceuticals, Inc.*	11,728	196,092
Endo Pharmaceuticals Holdings, Inc.*	8,162	197,439
Watson Pharmaceuticals, Inc.*	6,339	172,231
XenoPort, Inc.*	6,736	262,906

Total Pharmaceuticals		828,668

Total Investments—98.2%
(Cost $5,903,174) (a)		$6,073,957
Other assets less liabilities—1.8%		109,544

Net Assets—100.0%		$6,183,501

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2008, net unrealized appreciation was $170,783 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $273,188 and aggregate gross unrealized depreciation of $102,405.

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Marketf	% o
	Value	Net Assets
United States	$6,073,957	98.2%

Total Investments	6,073,957	98.2
Other assets less liabilities	109,544	1.8

Net Assets	$6,183,501	100.0%

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

June 30, 2008 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.3%

Biotechnology—16.8%
Abraxis BioScience, Inc.*	900	$57,114
Actelion Ltd. (Switzerland)*	1,086	58,319
Amylin Pharmaceuticals, Inc.*	2,191	55,629
BioMarin Pharmaceutical, Inc.*	1,741	50,454
Cephalon, Inc.*	863	57,553
Cougar Biotechnology, Inc.*	2,099	50,019
Genzyme Corp.*	862	62,081
Grifols SA (Spain)	2,033	64,992
GTx, Inc.*	3,801	54,544
Isis Pharmaceuticals, Inc.*	3,978	54,220
Myriad Genetics, Inc.*	1,307	59,495
NicOx SA (France)*	3,594	51,359
Transgene SA (France)*	2,511	48,701
Vertex Pharmaceuticals, Inc.*	1,765	59,075

Total Biotechnology		783,555

Chemicals—3.5%
PPG Industries, Inc.	956	54,846
Solvay SA (Belgium)	406	53,150
Toray Industries, Inc. (Japan)	10,332	55,459

Total Chemicals		163,455

Food Products—1.3%
Meiji Seika Kaisha Ltd. (Japan)	13,787	58,917

Health Care Equipment & Supplies—21.9%
Advanced Medical Optics, Inc.*	2,611	48,930
C.R. Bard, Inc.	652	57,343
Carl Zeiss Meditec AG (Germany)	3,527	55,125
Coloplast A/S, Class B (Denmark)	693	60,465
CONMED Corp.*	2,245	59,605
Cooper (The) Cos., Inc.	1,463	54,350
Edwards Lifesciences Corp.*	983	60,985
Fresenius SE (Germany)	656	56,825
Getinge AB, Class B (Sweden)	2,330	57,133
Hologic, Inc.*	2,497	54,435
Hospira, Inc.*	1,434	57,518
Kinetic Concepts, Inc.*	1,383	55,196
ResMed, Inc.*	1,547	55,290
Smith & Nephew PLC ADR (United Kingdom)	1,057	57,871
St. Jude Medical, Inc.*	1,422	58,131
Straumann Holding AG (Switzerland)	227	54,555
Varian Medical Systems, Inc.*	1,154	59,835
Zimmer Holdings, Inc.*	845	57,502

Total Health Care Equipment & Supplies		1,021,094

Health Care Providers & Services—10.4%
AmerisourceBergen Corp.	1,445	57,786

CIGNA Corp.	1,457	51,563
Coventry Health Care, Inc.*	1,405	42,740
DaVita, Inc.*	1,174	62,375
Henry Schein, Inc.*	1,115	57,501
Humana, Inc.*	1,260	50,110
Laboratory Corp. of America Holdings*	803	55,913
Patterson Cos., Inc.*	1,806	53,078

		Market
	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (Continued)
Quest Diagnostics, Inc.	1,177	$57,049

Total Health Care Providers & Services		488,115

Industrial Conglomerates—1.2%
Teleflex, Inc.	999	55,534

Life Sciences Tools & Services—4.9%
Covance, Inc.*	725	62,365
Exelixis, Inc.*	10,482	52,410
MorphoSys AG (Germany)*	863	57,080
Pharmaceutical Product Development, Inc.	1,369	58,730

Total Life Sciences Tools & Services		230,585

Machinery—1.2%
Pall Corp.	1,398	55,473

Pharmaceuticals—36.9%
APP Pharmaceuticals, Inc.*	4,082	68,251
Auxilium Pharmaceuticals, Inc.*	1,656	55,675
Barr Pharmaceuticals, Inc.*	1,404	63,292
Chugai Pharmaceutical Co. Ltd. (Japan)	3,866	61,962
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	7,698	62,380
Dr. Reddy’s Laboratories Ltd. ADR (India)	3,551	55,396
Eisai Co. Ltd. (Japan)	1,746	61,766
Elan Corp. PLC ADR (Ireland)*	2,254	80,130
Forest Laboratories, Inc.*	1,786	62,046
H. Lundbeck A/S (Denmark)	2,485	56,699
Hikma Pharmaceuticals PLC (United Kingdom)	6,385	64,044
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,509	65,767
Ipsen SA (France)	1,032	52,844
King Pharmaceuticals, Inc.*	6,208	64,998
Kissei Pharmaceutical Co. Ltd. (Japan)	2,806	62,867
Kyowa Hakko Kogyo Co. Ltd. (Japan)	6,384	65,523
Merck KGaA (Germany)	443	63,020
Mitsubishi Tanabe Pharma Corp. (Japan)	4,756	62,274
Mylan, Inc.*	4,704	56,777
Perrigo Co.	1,717	54,549
Richter Gedeon Nyrt (Hungary)	283	61,262
Shionogi & Co. Ltd. (Japan)	3,098	61,226
Taisho Pharmaceutical Co. Ltd. (Japan)	3,467	64,398
Toyama Chemical Co. Ltd. (Japan)*	7,345	60,489
UCB SA (Belgium)	1,583	58,624
Valeant Pharmaceuticals International*	3,519	60,210
Warner Chilcott Ltd., Class A (Bermuda)*	3,453	58,528
Watson Pharmaceuticals, Inc.*	2,143	58,225

Total Pharmaceuticals		1,723,222

Specialty Retail—1.2%
Fielmann AG (Germany)	799	58,436

Total Investments—99.3% (Cost $4,837,654) (a)		$4,638,386
Other assets less liabilities—0.7%		33,407

Net Assets—100.0%		$4,671,793

ADR - American Depositary Receipt.
* Non-income producing security.
(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At June 30, 2008, net unrealized depreciation was $199,268 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $138,250 and aggregate gross unrealized depreciation of $337,518.

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF JUNE 30, 2008 (Unaudited)

	Market	% of
	Value	Net Assets

United States	$2,610,800	55.9%
Japan	743,028	15.9
Germany	290,486	6.2
France	152,904	3.3
United Kingdom	121,915	2.6
Denmark	117,164	2.5
Switzerland	112,874	2.4
Belgium	111,774	2.4
Ireland	80,130	1.7
Spain	64,992	1.4
Hungary	61,262	1.3
Bermuda	58,528	1.3
Sweden	57,133	1.2
India	55,396	1.2

Total Investments	4,638,386	99.3
Other assets less liabilities	33,407	0.7

Net Assets	$4,671,793	100.0%

Item 2.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HealthSharesTM, Inc.

By:	/s/ William J. Kridel, Jr.

William J. Kridel, Jr.

President, Chairman and Chief Executive Officer

Date:	August 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Kridel, Jr.

William J. Kridel, Jr.

President, Chairman and Chief Executive Officer

Date:	August 11, 2008

By:	/s/ David W. Jaffin

David W. Jaffin

Chief Financial Officer, Secretary and Treasurer

Date:	August 11, 2008